Land Use Right (Details) (Land use right, CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets
Cost	94,736,000	27,779,000
Incentive payment from local government	(15,000,000)	(15,000,000)
Accumulated amortization	(2,088,000)	(1,508,000)
Total	77,648,000	11,271,000
Total amortization expense	580,000	258,000	258,000
Hangzhou
Intangible assets
Amortization period	50 years